SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares		1 Months Ended					12 Months Ended
	Sep. 30, 2019	Apr. 30, 2022	May 31, 2021	Feb. 23, 2021	Jan. 31, 2021	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Number of options
Granted	51,166	164,455	51,072	300,000	133,652	267,296	988,773
Cancelled	667,641
2019 Plan [Member]
Number of options
Options outstanding							971,476
Changes during the year							361,280
Granted							1,153,228
Forfeited							117,124
Cancelled							667,641
Exercised							0
Options outstanding							1,339,939	971,476
Exercisable at the end of the year							720,552
Weighted-average exercise price
Outstanding at the beginning of the year							$ 4.51
Changes during the year							3.58
Granted		$ 1.06					0.64
Cancelled							4.19
Forfeited	$ 3.34						3.34
Exercised							0
Outstanding at the end of the year							1.44	$ 4.51
Exercisable at the end of the year							$ 1.5
Weighted-average remaining contractual term
Outstanding at the beginning of the year							9 years 4 months 20 days	8 years 8 months 19 days
Changes during the year							8 years 1 month 20 days
Granted							9 years 9 months 25 days
Cancelled							8 years 2 months 15 days
Forfeited							6 years 5 months 12 days
Exercisable at the end of the year							9 years 3 months